Expense Example	May 26, 2026 USD ($)
GraniteShares YieldBOOST AST ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST BMNR ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST IREN ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST LITE ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST RKLB ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST SNDK ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	$ 340